THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 15, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 17, 2010.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        May 25, 2010
     -------------------         ------------------        ------------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $26,426 (thousands)

List of Other Included Managers:

   None.


AMENDED FILING QTR ENDED:  12/31/09                                     FORM 13F
                                                                                                                (SEC USE ONLY)
                                                 Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

PEPSI BOTTLING GROUP INC       COM                713409100  26,426     704,700   SH   SOLE             704,700     -        -

                                              Value Total   $26,426

                                              Entry Total:        1
